STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating loss	$ (735,939,000)	$ (687,413,000)
Other income:
Net loss attributable to ordinary shareholders	$ (742,001,000)	$ (723,921,000)
Weighted average number of ordinary shares, basic (in shares)	474,621,603	475,805,054
Weighted average number of ordinary shares, diluted (in shares)	474,621,603	475,805,054
Loss per ordinary share - Basic	$ (1.60)	$ (1.52)
Loss per ordinary share - Diluted	$ (1.60)	$ (1.52)
CIK 0001841024 L Catterton Asia Acquisition Corp
Formation and operating costs	$ 5,937,043	$ 4,570,857
Operating loss	(5,937,043)	(4,570,857)
Other income:
Interest earned on marketable securities held in Trust Account	10,970,741	4,132,759
Reduction in deferred underwriter fees	423,508
Change in fair value of warrant liability	(5,204,377)	11,277,806
Total other income, net	6,189,872	15,410,565
Net loss attributable to ordinary shareholders	252,829	10,839,708
Related party | CIK 0001841024 L Catterton Asia Acquisition Corp
Formation and operating costs	$ 120,000	$ 120,000
Class A Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Other income:
Weighted average number of ordinary shares, basic (in shares)	23,063,000	28,650,874
Weighted average number of ordinary shares, diluted (in shares)	23,063,000	28,650,874
Loss per ordinary share - Basic	$ 0.01	$ 0.30
Loss per ordinary share - Diluted	$ 0.01	$ 0.30
Class B Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Other income:
Weighted average number of ordinary shares, basic (in shares)	7,162,718	7,162,718
Weighted average number of ordinary shares, diluted (in shares)	7,162,718	7,162,718
Loss per ordinary share - Basic	$ 0.01	$ 0.30
Loss per ordinary share - Diluted	$ 0.01	$ 0.30